U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

October __, 2011

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

RE:           MANAGED PORTFOLIO SERIES (the “Trust”)
Securities Act Registration No: 333-172080
Investment Company Registration No: 811-22525

Dear Sir or Madam:

Pursuant to Rule 145 under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits a registration statement on Form N-14 (the “Registration Statement”).  The Registration Statement contains a Prospectus/Proxy Statement (the “Prospectus/Proxy”) that reflects a proposal to shareholders of the CSC Small Cap Value Fund (the “Fund”), a series of CNI Charter Funds, to reorganize the Fund into the CSC Small Cap Value Fund, a series of the Trust.  Because this reorganization is a shell fund reorganization, no pro forma financial statements are included.  It is anticipated that this Registration Statement will become effective on December 7, 2011, pursuant to Rule 488 under the 1933 Act.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-6121.

Sincerely,

/s/Angela L. Pingel

Angela L. Pingel, Esq.
Secretary of Managed Portfolio Series

cc:  Scot E. Draeger, Esq., Bernstein, Shur, Sawyer & Nelson P.A.